Investor Report
Mercedes-Benz Auto Receivables Trust 2020-1
Collection Period Ended

Amounts in USD
30-Nov-2020
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
6
15-Dec-2020
Distribution Date
30-Nov-2020
1-Nov-2020
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2A, A-3 and A-4 Notes (from... to)
11-Dec-2020
Record Date
14-Dec-2020
30
29
15-Dec-2020
16-Nov-2020
15-Dec-2020
15-Nov-2020
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
53,363,871.06
34,666,127.49
18,697,743.57
Class A-1 Notes
124.698300
278,000,000.00
0.067258
351,600,000.00
0.00
351,600,000.00
Class A-2 Notes
0.000000
351,600,000.00
1.000000
351,600,000.00
0.00
351,600,000.00
Class A-3 Notes
0.000000
351,600,000.00
1.000000
80,020,000.00
0.00
80,020,000.00
Class A-4 Notes
0.000000
80,020,000.00
1.000000
836,583,871.06
801,917,743.57
34,666,127.49
Total Note Balance
1,061,220,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
27,050,045.22
27,211,147.07
863,795,018.13
27,211,147.07
Pool Balance
892,075,451.84
856,178,935.86
1,124,777,926.44
1,088,445,882.84
36,332,043.60
28,280,433.71
829,128,890.64
27,225,882.84
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
27,211,147.07
2.50%
2.50%
27,225,882.84
2.50%
27,211,147.07
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.262750%
11,294.98
0.040629
34,677,422.47
124.738930
Class A-2 Notes
0.460000%
134,780.00
0.383333
134,780.00
0.383333
Class A-3 Notes
0.550000%
161,150.00
0.458333
161,150.00
0.458333
Class A-4 Notes
0.770000%
51,346.17
0.641667
51,346.17
0.641667
$35,024,698.64
Total
$358,571.15

Investor Report
Mercedes-Benz Auto Receivables Trust 2020-1
Collection Period Ended

Amounts in USD
30-Nov-2020
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
38,471,253.31
Recoveries
0.00
35,308,813.77
38,471,253.31
64,225.42
236,531.73
2,860,552.50
1,129.89
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees and any Asset Representations Reviewer
fees (max. $250,000 p.a.)
Nonrecoverable Advances to the Servicer
743,396.21
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
358,571.15
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
34,666,127.49
0.00
(8) Total Trustee Fees and any Asset Representations Reviewer
fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
Total Distribution
38,471,253.31
2,703,158.46
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
743,396.21
743,396.21
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
358,571.15
358,571.15
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
11,294.98
0.00
11,294.98
thereof on Class A-2 Notes
134,780.00
0.00
134,780.00
thereof on Class A-3 Notes
161,150.00
0.00
161,150.00
thereof on Class A-4 Notes
51,346.17
0.00
51,346.17
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
358,571.15
358,571.15
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
34,666,127.49
0.00
34,666,127.49
Aggregate Principal Distributable Amount
34,666,127.49
34,666,127.49
0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2020-1
Collection Period Ended

Amounts in USD
30-Nov-2020
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
10,884,458.83
0.00
0.00
10,884,458.83
Reserve Fund Required Amount
plus/minus change to meet Reserve Fund Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
862.24
267.65
267.65
267.65
1,129.89
10,884,458.83
0.00
Notice to Investors
Note 1:
91 accounts with an outstanding principal balance of $2,957,682.08 did not have an installment payment scheduled for the current Collection Period.
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Note 2:
In response to the COVID-19 (coronavirus) pandemic, the Servicer is taking steps to offer relief to customers impacted by the crisis. Such relief may take the form of deferrals of payment obligations, initially estimated not to exceed three months and currently extended to a maximum of five months, which will generally result in an extension of the term of the customer's contract by an equivalent number of months. The Servicer will not consider a customer's contract to be delinquent as a result of any such deferral. The Servicer is also implementing a phased resumption of collection activities, including repossessions, that have been temporarily curtailed in response to the COVID-19 pandemic. Additional relief may be offered to customers in affected areas in the future as the COVID-19 situation develops.

Investor Report
Mercedes-Benz Auto Receivables Trust 2020-1
Collection Period Ended

Amounts in USD
30-Nov-2020
Pool Statistics
Principal Gross Losses
Pool Data
1,124,777,926.44
3.85%
46.33
17.85
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
892,075,451.84
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Pool Balance end of Collection Period
Weighted Average APR
13,871,420.91
0.00
587,702.21
856,178,935.86
30,828
31,489
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
As of Cutoff Date
Current
35,214
21,437,392.86
3.82%
52.53
Pool Factor
76.12%
11.02

Investor Report
Mercedes-Benz Auto Receivables Trust 2020-1
Collection Period Ended

Amounts in USD
30-Nov-2020
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total
856,178,935.86
30,828
100.00%
91-120 Days Delinquent
4
0.03%
266,795.72
61-90 Days Delinquent
9
0.03%
275,512.94
31-60 Days Delinquent
42
0.23%
1,946,524.65
Current
99.71%
853,690,102.55
30,773
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency Trigger
60+ Delinquency Loans to EOP Aggregate Securitization Value
Delinquency Trigger occurred
3.550%
0.063%
No
Loss Statistics
Average Net Loss / (Gain)
12,757.47
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Month Average
0.255%
Third Prior Collection Period
Second Prior Collection Period
Prior Collection Period
Current Collection Period
0.404%
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
1,135,414.86
293,966.25
Principal Net Loss / (Gain)
Principal Recoveries
229,560.80
1,012,997.79
Principal Net Liquidation Proceeds
64,175.16
1,255,049.72
Principal Gross Losses
587,702.21
3,403,462.37
14
89
Losses
(1)
Amount
Number of Receivables
Number of Receivables
Amount
Current
Cumulative
0.101%
(1) Losses include accounts that have been charged off with a balance remaining of less than $50. These accounts are excluded in the Number of Receivables count as they are not considered a charge-off on a defaulted loan.
0.334%
0.167%
0.116%